Financial risk management objectives and policies - Capital management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of financial risk management objectives and policies
Net debt position	$ 24,322	$ 12,110
Proceeds from borrowings	12,929	2,968	$ 500
Repayment of loans	$ 4,759	$ 1,609	$ 1,500